Contingent and Deferred Consideration Payable (Tables)	6 Months Ended
Jun. 30, 2022
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent and Deferred Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(14,165)
Additions in the period	2,428
Loss on revaluation	7,889
Other	(1,826)
Balance at June 30, 2022	$25,141
Current	$12,454
Non-current	$12,687